Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements - Recurring Basis [Table Text Block]
The following tables display the assets and liabilities measured at fair value on a recurring basis including financial instruments elected for the fair value option. We often economically hedge the fair value change of our assets or liabilities with derivatives and other financial instruments. The tables below display the hedges separately from the hedged items; therefore, they do not directly display the impact of our risk management activities.

	Recurring fair value measurements
December 31, 2015 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Investment securities
Available-for-sale securities
Debt securities
U.S. Treasury and federal agencies	$1,469	$272	$—	$1,741
U.S. State and political subdivisions	—	716	—	716
Foreign government	10	167	—	177
Mortgage-backed residential	—	10,366	—	10,366
Mortgage-backed commercial	—	481	—	481
Asset-backed	—	1,755	—	1,755
Corporate debt securities	—	1,204	—	1,204
Total debt securities	1,479	14,961	—	16,440
Equity securities (a)	717	—	—	717
Total available-for-sale securities	2,196	14,961	—	17,157
Other assets
Interests retained in financial asset sales	—	—	40	40
Derivative contracts in a receivable position (b)
Interest rate	2	229	—	231
Other	2	—	—	2
Total derivative contracts in a receivable position	4	229	—	233
Total assets	$2,200	$15,190	$40	$17,430
Liabilities
Accrued expenses and other liabilities
Derivative contracts in a payable position (b)
Interest rate	$(2)	$(133)	$—	$(135)
Foreign currency	—	(1)	—	(1)
Other	(1)	(8)	—	(9)
Total derivative contracts in a payable position	(3)	(142)	—	(145)
Total liabilities	$(3)	$(142)	$—	$(145)

(a)	Our investment in any one industry did not exceed 14%.

(b)	For additional information on derivative instruments and hedging activities, refer to Note 22.

	Recurring fair value measurements
December 31, 2014 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Investment securities
Available-for-sale securities
Debt securities
U.S. Treasury and federal agencies	$217	$961	$—	$1,178
U.S. State and political subdivisions	—	406	—	406
Foreign government	14	218	—	232
Mortgage-backed residential	—	10,425	—	10,425
Mortgage-backed commercial	—	253	—	253
Asset-backed	—	1,991	—	1,991
Corporate debt securities	—	746	—	746
Total debt securities	231	15,000	—	15,231
Equity securities (a)	906	—	—	906
Total available-for-sale securities	1,137	15,000	—	16,137
Mortgage loans held-for-sale, net (b)	—	—	3	3
Other assets
Interests retained in financial asset sales	—	—	47	47
Derivative contracts in a receivable position (c)
Interest rate	4	252	—	256
Foreign currency	—	5	—	5
Other	2	—	—	2
Total derivative contracts in a receivable position	6	257	—	263
Collateral placed with counterparties (d)	—	15	—	15
Total assets	$1,143	$15,272	$50	$16,465
Liabilities
Accrued expenses and other liabilities
Derivative contracts in a payable position (c)
Interest rate	$(2)	$(166)	$—	$(168)
Foreign currency	—	(78)	—	(78)
Other	(2)	(4)	—	(6)
Total derivative contracts in a payable position	(4)	(248)	—	(252)
Total liabilities	$(4)	$(248)	$—	$(252)

(a)	Our investment in any one industry did not exceed 16%.

(b)	Carried at fair value due to fair value option elections.

(c)	For additional information on derivative instruments and hedging activities, refer to Note 22.

(d)	Represents collateral in the form of investment securities. Cash collateral was excluded.

Fair Value Measurements - Reconciliation of Level 3 Assets and Liabilities [Table Text Block]
The following tables present the reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis. We often economically hedge the fair value change of our assets or liabilities with derivatives and other financial instruments. The Level 3 items presented below may be hedged by derivatives and other financial instruments that are classified as Level 1 or Level 2. Thus, the following tables do not fully reflect the impact of our risk management activities.

	Level 3 recurring fair value measurements
		Net realized/unrealized gains									Fair value at December 31, 2015	Net unrealized gains included in earnings still held at December 31, 2015
($ in millions)	Fair value at January 1, 2015	included in earnings		included in OCI	Purchases	Sales	Issuances	Settlements	Transfers into level 3	Transfers out of level 3
Assets
Loans held-for-sale	$3	$1		$—	$—	$(4)	$—	$—	$—	$—	$—	$—
Other assets
Interests retained in financial asset sales	47	9	(a)	—	—	—	26	(42)	—	—	40	—
Total assets	$50	$10		$—	$—	$(4)	$26	$(42)	$—	$—	$40	$—

(a)	Reported as other income, net of losses, in the Consolidated Statement of Income.

	Level 3 recurring fair value measurements
		Net realized/unrealized gains									Fair value at December 31, 2014	Net unrealized gains included in earnings still held at December 31, 2014
($ in millions)	Fair value at January 1, 2014	included in earnings		included in OCI	Purchases	Sales	Issuances	Settlements	Transfers into level 3	Transfers out of level 3
Assets
Loans held-for-sale	$—	$—		$—	$—	$—	$—	$—	$3	$—	$3	$1
Other assets
Interests retained in financial asset sales	100	13	(a)	—	—	—	—	(66)	—	—	47	—
Interest rate derivative contracts, net	(1)	—		—	—	—	—	(2)	—	3	—	—
Total assets	$99	$13		$—	$—	$—	$—	$(68)	$3	$3	$50	$1

(a)	Reported as other income, net of losses, in the Consolidated Statement of Income.

Fair Value Measurements - Nonrecurring Basis [Table Text Block]
The following tables display the assets and liabilities measured at fair value on a nonrecurring basis.

	Nonrecurring fair value measurements				Lower-of-cost or fair value or valuation reserve allowance	Total loss included in earnings for the year ended
December 31, 2015 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Loans held-for-sale	$—	$—	$105	$105	$—	n/m	(a)
Commercial finance receivables and loans, net (b)
Commercial and industrial
Automotive	—	—	19	19	(2)	n/m	(a)
Other	—	—	29	29	(15)	n/m	(a)
Commercial real estate — Automotive	—	—	4	4	(3)	n/m	(a)
Total commercial finance receivables and loans, net	—	—	52	52	(20)	n/m	(a)
Other assets
Repossessed and foreclosed assets (c)	—	—	9	9	(3)	n/m	(a)
Other	—	—	6	6	(2)	n/m	(a)
Total assets	$—	$—	$172	$172	$(25)	n/m
n/m = not meaningful

(a)
We consider the applicable valuation or loan loss allowance to be the most relevant indicator of the impact on earnings caused by the fair value measurement. Accordingly, the table above excludes total gains and losses included in earnings for these items. The carrying values are inclusive of the respective valuation or loan loss allowance.

(b)	Represents the portion of the portfolio specifically impaired during 2015. The related valuation allowance represents the cumulative adjustment to fair value of those specific receivables.

(c)	The allowance provided for repossessed and foreclosed assets represents any cumulative valuation adjustment recognized to adjust the assets to fair value.

	Nonrecurring fair value measurements				Lower-of-cost or fair value or valuation reserve allowance	Total loss included in earnings for the year ended
December 31, 2014 ($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Loans held-for-sale	$—	$—	$36	$36	$—	n/m	(a)
Commercial finance receivables and loans, net (b)
Automotive	—	—	24	24	(6)	n/m	(a)
Other	—	—	32	32	(15)	n/m	(a)
Total commercial finance receivables and loans, net	—	—	56	56	(21)	n/m	(a)
Other assets
Repossessed and foreclosed assets (c)	—	—	8	8	(2)	n/m	(a)
Other	—	—	2	2	—	n/m	(a)
Total assets	$—	$—	$102	$102	$(23)	n/m
n/m = not meaningful

(a)
We consider the applicable valuation or loan loss allowance to be the most relevant indicator of the impact on earnings caused by the fair value measurement. Accordingly, the table above excludes total gains and losses included in earnings for these items. The carrying values are inclusive of the respective valuation or loan loss allowance.

(b)	Represents the portion of the portfolio specifically impaired during 2014. The related valuation allowance represents the cumulative adjustment to fair value of those specific receivables.

(c)	The allowance provided for repossessed and foreclosed assets represents any cumulative valuation adjustment recognized to adjust the assets to fair value.

Fair Value of Financial Instruments [Table Text Block]
The following table presents the carrying and estimated fair value of financial instruments, except for those recorded at fair value on a recurring basis presented in the previous section of this note titled Recurring Fair Value. When possible, we use quoted market prices to determine fair value. Where quoted market prices are not available, the fair value is internally derived based on appropriate valuation methodologies with respect to the amount and timing of future cash flows and estimated discount rates. However, considerable judgment is required in interpreting market data to develop estimates of fair value, so the estimates are not necessarily indicative of the amounts that could be realized or would be paid in a current market exchange. The effect of using different market assumptions or estimation methodologies could be material to the estimated fair values. Fair value information presented herein was based on information available at December 31, 2015, and 2014.

		Estimated fair value
December 31, ($ in millions)	Carrying value	Level 1	Level 2	Level 3	Total
2015
Financial assets
Loans held-for-sale, net	$105	$—	$—	$105	$105
Finance receivables and loans, net	110,546	—	—	110,737	110,737
Nonmarketable equity investments	418	—	391	42	433
Financial liabilities
Deposit liabilities	$66,478	$—	$—	$66,889	$66,889
Short-term borrowings	8,101	—	—	8,102	8,102
Long-term debt	66,234	—	23,018	45,157	68,175
2014
Financial assets
Loans held-for-sale, net	$2,003	$—	$485	$1,554	$2,039
Finance receivables and loans, net	98,971	—	—	99,430	99,430
Nonmarketable equity investments	271	—	246	33	279
Financial liabilities
Deposit liabilities	$58,203	$—	$—	$58,777	$58,777
Short-term borrowings	7,062	—	—	7,063	7,063
Long-term debt	66,380	—	25,224	44,084	69,308